May 7, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

         RE:      The Gabelli Blue Chip Value Fund (the "Fund")
                  FILE NOS.  333-80099 AND 811-09377

Dear Sir/Madam:

Pursuant  to Rule  497(j)  promulgated  under  the  Securities  Act of 1933,  as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-named Fund do not differ from those contained in Post-Effective Amendment No. 11 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on April 30, 2007 (Accession # 0000935069-07-000953).

Should you have any comments on this filing,  please contact the  undersigned at
(617) 338-4352.

Sincerely,

/S/ HEATHER MELITO-DEZAN
------------------------
Heather Melito-Dezan
Senior Specialist - Regulatory Administration
PFPC Inc.
99 High Street, 27th Floor
Boston, MA 02110

cc:      B. Alpert
         J. McKee
         R. Prins
         D. James
         L. Dowd